SUPPLEMENT DATED NOVEMBER 1, 2004 TO
                             TRAVELERS LIFE & ANNUITY VINTAGE L VARIABLE ANNUITY
                                           CONTRACT PROSPECTUS DATED MAY 3, 2004

The following information supplements, and to the extent inconsistent therewith, replaces the information in your Travelers Life & Annuity Vintage L Variable Annuity contract prospectus. Please retain this supplement and keep it with the prospectus for future reference.

EFFECTIVE NOVEMBER 1, 2004 the Smith Barney Large Cap Core Portfolio changed its name to the Smith Barney Dividend Strategy Portfolio. Therefore, all references to the "Smith Barney Large Cap Core Portfolio" are replaced with "Smith Barney Dividend Strategy Portfolio".

The Variable Funding Options table is revised as follows:

FUNDING OPTION                                 INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
-------------------------------        -------------------------------------     --------------------------------
SMITH BARNEY DIVIDEND STRATEGY         Seeks capital appreciation. The           Smith Barney Fund Management LLC
PORTFOLIO                              fund normally invests in dividend
                                       paying stocks.

The Underlying Fund Fees and Expenses in the Fee Table section of the prospectus are modified as follows:

                                               DISTRIBUTION                 TOTAL      CONTRACTUAL       NET TOTAL
                                                  AND/OR                   ANNUAL      FEE WAIVER        ANNUAL
                                  MANAGEMENT      SERVICE      OTHER      OPERATING    AND/OR EXPENSE    OPERATING
UNDERLYING FUND                      FEE       (12B-1) FEES    EXPENSES    EXPENSES    REIMBURSEMENT     EXPENSES
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Large Cap
     Core Portfolio                 0.75%            --         0.16%       0.91%            --            0.91%#
TRAVELERS SERIES FUND INC.
   Smith Barney Money Market
     Portfolio                      0.50%            --         0.03%       0.53%            --            0.53%

# Effective September 1, 2004, the management fee was reduced from 0.75% to 0.65% of assets under management. The revised fee schedule provides for additional fee reductions when assets under management exceed $1 billion.

October 2004                                                             L-24425